Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	$ 213	$ 398
Provisions made during the year	79	27
Provisions utilized / released during the year	(111)	(212)
Ending balance	181	213
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning balance	103	277
Provisions utilized / released during the year	(79)	(174)
Ending balance	24	103
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning balance	110	121
Provisions made during the year	79	27
Provisions utilized / released during the year	(32)	(38)
Ending balance	$ 157	$ 110